Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,708,000	11,526,156
Total Convertible Bonds (Cost $11,958,599)			11,526,156

Corporate Bonds & Notes 91.7%

Aerospace & Defense 1.7%
Bombardier, Inc.(a)
04/15/2027	7.875%	5,318,000	5,391,328
02/15/2028	6.000%	669,000	639,766
TransDigm UK Holdings PLC
05/15/2026	6.875%	1,017,000	1,050,614
TransDigm, Inc.(a)
03/15/2026	6.250%	7,624,000	7,851,934
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	8,308,453
11/15/2027	5.500%	2,414,000	2,404,597
01/15/2029	4.625%	1,356,000	1,280,719
05/01/2029	4.875%	2,706,000	2,589,480
Total			29,516,891
Airlines 2.1%
Air Canada(a)
08/15/2026	3.875%	3,955,000	3,845,540
American Airlines, Inc.(a)
07/15/2025	11.750%	3,096,000	3,756,161
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,826,305	10,069,964
04/20/2029	5.750%	296,305	302,818
Delta Air Lines, Inc.
01/15/2026	7.375%	650,000	729,867
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,940,000	5,073,362
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,251,529	5,332,120
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	3,279,858	3,460,477
United Airlines, Inc.(a)
04/15/2026	4.375%	2,974,000	2,967,827
Total			35,538,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	3,835,000	3,886,561
04/01/2027	6.500%	203,000	207,563
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,360,521
Ford Motor Co.
02/12/2032	3.250%	3,108,000	2,933,684
01/15/2043	4.750%	4,357,000	4,216,637
Ford Motor Credit Co. LLC
03/18/2024	5.584%	4,661,000	4,851,784
11/01/2024	4.063%	1,261,000	1,279,106
06/16/2025	5.125%	1,781,000	1,861,522
11/13/2025	3.375%	4,360,000	4,304,155
01/08/2026	4.389%	2,745,000	2,801,596
08/17/2027	4.125%	5,119,000	5,148,166
02/16/2028	2.900%	2,325,000	2,177,531
11/13/2030	4.000%	3,180,000	3,153,686
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	794,881
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	2,664,000	2,541,647
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	10,205,000	10,340,663
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,537,371
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	2,283,000	2,152,438
Tenneco, Inc.(a)
01/15/2029	7.875%	3,762,000	3,974,132
Total			63,523,644
Brokerage/Asset Managers/Exchanges 1.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	776,000	846,110
AG Issuer LLC(a)
03/01/2028	6.250%	985,000	996,140
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	4,049,095
NFP Corp.(a)
08/15/2028	4.875%	4,122,000	3,990,338
08/15/2028	6.875%	10,440,000	9,699,886
Total			19,581,569
Columbia High Yield Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	7,798,000	7,644,764
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,204,485
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,822,000	1,641,482
Interface, Inc.(a)
12/01/2028	5.500%	551,000	555,037
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,717,000	3,557,886
07/01/2029	6.125%	3,821,000	3,640,154
12/01/2029	6.000%	3,708,000	3,503,692
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,467,000	3,450,816
Total			26,198,316
Cable and Satellite 6.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	1,596,000	1,631,521
06/01/2029	5.375%	6,200,000	6,297,415
03/01/2030	4.750%	11,138,000	10,941,485
02/01/2032	4.750%	4,106,000	3,991,646
CSC Holdings LLC(a)
02/01/2029	6.500%	13,364,000	13,527,830
01/15/2030	5.750%	2,571,000	2,274,724
12/01/2030	4.125%	1,315,000	1,181,762
02/15/2031	3.375%	7,622,000	6,480,399
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,073,000	2,070,672
DISH DBS Corp.(a)
12/01/2028	5.750%	7,832,000	7,499,192
DISH DBS Corp.
06/01/2029	5.125%	10,695,000	9,018,876
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	5,029,000	4,810,456
09/15/2028	6.500%	9,764,000	9,273,560
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,188,743
08/01/2027	5.000%	1,035,000	1,044,641
07/01/2030	4.125%	6,167,000	5,829,901
Videotron Ltd.(a)
06/15/2029	3.625%	2,214,000	2,106,685
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	6,910,964
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	7,437,175
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,470,000	3,237,558
Ziggo BV(a)
01/15/2030	4.875%	7,741,000	7,440,353
Total			116,195,558
Chemicals 2.5%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,153,188
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,777,020
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,369,000	4,148,676
HB Fuller Co.
10/15/2028	4.250%	1,314,000	1,250,971
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,791,361
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,430,000	2,561,616
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	782,322
Ingevity Corp.(a)
02/01/2026	4.500%	1,073,000	1,064,735
11/01/2028	3.875%	3,545,000	3,337,708
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	3,457,693
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,376,532
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,571,775
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,671,000	1,608,281
09/30/2029	7.500%	939,000	857,022
WR Grace Holdings LLC(a)
06/15/2027	4.875%	5,158,000	5,136,814
08/15/2029	5.625%	6,296,000	6,049,302
Total			42,925,016
Construction Machinery 1.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	8,076,000	7,555,549
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,089,518
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	487,000	474,819
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	6,834,000	6,799,844

2	Columbia High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,108,471
Total			20,028,201
Consumer Cyclical Services 2.4%
APX Group, Inc.(a)
02/15/2027	6.750%	1,020,000	1,047,617
07/15/2029	5.750%	468,000	420,391
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,298,000	2,175,455
12/01/2028	6.125%	654,000	612,627
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,035,222
06/01/2028	4.625%	1,915,000	1,922,936
Staples, Inc.(a)
04/15/2026	7.500%	6,921,000	6,836,163
04/15/2027	10.750%	1,384,000	1,291,818
Uber Technologies, Inc.(a)
05/15/2025	7.500%	10,010,000	10,414,014
08/15/2029	4.500%	15,143,000	14,491,003
Total			40,247,246
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,225,000	2,297,970
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,898,118
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,437,095
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,119,731
Total			8,752,914
Diversified Manufacturing 1.0%
Madison IAQ LLC(a)
06/30/2028	4.125%	1,444,000	1,366,005
06/30/2029	5.875%	4,624,000	4,194,264
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,810,737
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	576,051
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,119,511
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,210,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,350,256
06/15/2028	7.250%	2,471,000	2,653,501
Total			17,281,194
Electric 4.7%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,597,000	2,509,907
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	4,183,738
02/15/2031	3.750%	10,800,000	10,056,013
01/15/2032	3.750%	5,451,000	5,098,697
FirstEnergy Corp.
11/15/2031	7.375%	1,042,000	1,306,045
FirstEnergy Corp.(c)
07/15/2047	5.100%	1,563,000	1,651,465
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,183,000	5,006,378
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	11,998,000	12,123,424
NRG Energy, Inc.(a)
02/15/2029	3.375%	2,639,000	2,449,846
06/15/2029	5.250%	9,490,000	9,676,462
02/15/2031	3.625%	4,198,000	3,863,618
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	2,132,500
PG&E Corp.
07/01/2028	5.000%	1,985,000	1,962,081
07/01/2030	5.250%	2,810,000	2,789,343
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,550,000	2,555,853
01/15/2030	4.750%	3,725,000	3,660,789
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,167,914
02/15/2027	5.625%	2,638,000	2,700,071
07/31/2027	5.000%	1,538,000	1,550,364
05/01/2029	4.375%	2,730,000	2,650,091
Total			79,094,599
Environmental 1.6%
Covanta Holding Corp.(a)
12/01/2029	4.875%	2,991,000	2,863,608
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,479,631
08/01/2025	3.750%	2,894,000	2,863,826
12/15/2026	5.125%	3,627,000	3,702,933
08/01/2028	4.000%	3,368,000	3,129,758
06/15/2029	4.750%	4,421,000	4,219,932

Columbia High Yield Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,748,000	7,311,357
Total			26,571,045
Finance Companies 1.8%
Navient Corp.
06/25/2025	6.750%	3,205,000	3,345,915
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,300,592
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	2,016,799
03/01/2031	3.875%	4,163,000	3,896,842
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	12,195,000	11,348,291
Springleaf Finance Corp.
03/15/2024	6.125%	4,775,000	4,928,206
Total			30,836,645
Food and Beverage 3.5%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	8,148,000	8,260,555
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,556,000	2,619,620
10/01/2049	4.875%	2,565,000	2,839,502
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	4,131,000	4,667,760
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	2,272,000	2,208,377
Performance Food Group, Inc.(a)
05/01/2025	6.875%	733,000	762,704
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	9,259,000	8,948,121
03/01/2032	3.500%	9,038,000	8,318,083
Post Holdings, Inc.(a)
03/01/2027	5.750%	6,972,000	7,044,597
04/15/2030	4.625%	2,626,000	2,474,454
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,561,197
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,502,000	3,241,903
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,947,000	2,717,059
US Foods, Inc.(a)
06/01/2030	4.625%	2,722,000	2,641,083
Total			59,305,015
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 4.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	497,000	524,094
06/15/2031	4.750%	857,000	841,987
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,900,228
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	7,945,000	7,536,154
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,305,000	2,358,551
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,023,000	1,049,357
07/01/2025	6.250%	5,395,000	5,594,009
07/01/2027	8.125%	4,978,000	5,367,892
International Game Technology PLC(a)
02/15/2025	6.500%	2,515,000	2,658,734
04/15/2026	4.125%	1,892,000	1,876,762
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	3,784,000	3,918,160
02/15/2029	3.875%	775,000	779,622
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	5,105,924
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,071,000	1,914,885
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,558,000	4,528,929
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,966,000	6,035,573
03/15/2026	8.250%	6,838,000	7,141,847
05/15/2028	7.000%	2,215,000	2,298,408
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	2,382,000	2,408,531
02/15/2027	3.750%	1,255,000	1,245,797
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	3,039,302
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	1,430,000	1,494,374
Total			69,619,120
Health Care 6.0%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	1,007,222
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	604,274
04/15/2029	5.000%	829,000	818,514
AdaptHealth LLC(a)
08/01/2029	4.625%	925,000	834,854
03/01/2030	5.125%	5,420,000	5,038,804

4	Columbia High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,418,361
11/01/2029	3.875%	7,225,000	6,956,747
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	727,000	742,575
04/01/2030	3.500%	2,203,000	2,054,025
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,063,130
03/15/2029	3.750%	1,397,000	1,342,222
03/15/2031	4.000%	1,596,000	1,529,478
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	2,949,000	3,073,892
03/15/2027	5.625%	1,043,000	1,051,237
04/15/2029	6.875%	4,444,000	4,301,870
05/15/2030	5.250%	7,800,000	7,568,907
HCA, Inc.
09/01/2028	5.625%	5,109,000	5,659,770
02/01/2029	5.875%	2,357,000	2,633,204
09/01/2030	3.500%	1,730,000	1,712,857
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,546,040
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,653,000	1,583,716
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	419,000	433,520
02/01/2028	7.250%	533,000	561,354
Radiology Partners, Inc.(a)
02/01/2028	9.250%	2,452,000	2,447,688
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	10,055,000	9,900,887
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,689,579
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	454,000	453,856
04/15/2027	10.000%	1,649,000	1,736,616
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,134,000	1,070,844
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,183,920
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	936,248
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	4,418,000	4,542,934
11/01/2027	5.125%	5,796,000	5,908,778
10/01/2028	6.125%	4,440,000	4,495,607
01/15/2030	4.375%	1,776,000	1,715,361
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	4,101,000	4,032,324
Total			101,651,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	8,188,000	7,800,240
08/01/2031	2.625%	936,000	863,620
Total			8,663,860
Home Construction 0.4%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,891,882
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,563,000	1,504,292
04/01/2029	4.750%	513,000	487,835
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	2,745,000	2,833,194
Total			6,717,203
Independent Energy 6.4%
Apache Corp.
11/15/2025	4.625%	1,771,000	1,831,488
11/15/2027	4.875%	2,362,000	2,417,387
10/15/2028	4.375%	3,735,000	3,783,550
01/15/2030	4.250%	1,554,000	1,549,137
09/01/2040	5.100%	2,696,000	2,697,847
02/01/2042	5.250%	755,000	747,922
04/15/2043	4.750%	2,937,000	2,797,460
01/15/2044	4.250%	539,000	479,929
Callon Petroleum Co.
07/01/2026	6.375%	11,000,000	10,704,076
Callon Petroleum Co.(a)
08/01/2028	8.000%	5,947,000	6,159,567
CNX Resources Corp.(a)
03/14/2027	7.250%	4,290,000	4,536,123
01/15/2029	6.000%	1,666,000	1,702,528
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,886,000	1,920,556
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,378,000	1,400,021
EQT Corp.
01/15/2029	5.000%	1,576,000	1,663,622
EQT Corp.(c)
02/01/2030	7.500%	2,547,000	3,038,028
EQT Corp.(a)
05/15/2031	3.625%	848,000	828,020
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,645,000	2,697,687
Matador Resources Co.
09/15/2026	5.875%	5,949,000	6,038,107

Columbia High Yield Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
04/15/2026	3.400%	2,798,000	2,802,392
08/15/2026	3.200%	1,119,000	1,120,963
08/15/2029	3.500%	4,708,000	4,685,287
09/01/2030	6.625%	6,530,000	7,599,034
01/01/2031	6.125%	1,687,000	1,917,287
09/15/2036	6.450%	1,938,000	2,278,006
08/15/2039	4.300%	2,065,000	1,936,185
06/15/2045	4.625%	4,688,000	4,515,930
03/15/2046	6.600%	1,129,000	1,347,225
04/15/2046	4.400%	8,138,000	7,683,328
03/15/2048	4.200%	1,910,000	1,787,275
08/15/2049	4.400%	996,000	947,269
SM Energy Co.
07/15/2028	6.500%	1,492,000	1,528,009
Southwestern Energy Co.
02/01/2032	4.750%	10,396,000	10,378,933
Total			107,520,178
Leisure 3.3%
Carnival Corp.(a)
03/01/2026	7.625%	10,722,000	11,006,032
03/01/2027	5.750%	5,805,000	5,653,811
05/01/2029	6.000%	1,716,000	1,665,830
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,600,281
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,198,000	1,231,444
Cinemark USA, Inc.(a)
03/15/2026	5.875%	5,139,000	5,077,416
07/15/2028	5.250%	2,457,000	2,343,932
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,600,912
NCL Corp., Ltd.(a)
12/15/2024	3.625%	1,905,000	1,788,522
03/15/2026	5.875%	4,309,000	4,147,183
02/15/2029	7.750%	704,000	730,325
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	4,697,000	4,448,384
08/31/2026	5.500%	5,774,000	5,751,591
07/15/2027	5.375%	1,748,000	1,717,047
04/01/2028	5.500%	3,572,000	3,502,869
Viking Cruises Ltd.(a)
09/15/2027	5.875%	905,000	840,317
Total			56,105,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,368,812
05/01/2028	5.750%	3,120,000	3,260,559
Total			4,629,371
Media and Entertainment 2.9%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	11,804,000	11,841,873
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	4,261,914
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	6,387,000	6,666,266
06/01/2029	7.500%	3,891,000	4,038,368
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	4,451,351
iHeartCommunications, Inc.
05/01/2027	8.375%	3,261,817	3,397,277
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,896,000	1,879,074
01/15/2029	4.250%	1,468,000	1,398,342
03/15/2030	4.625%	4,828,000	4,582,268
Playtika Holding Corp.(a)
03/15/2029	4.250%	3,718,000	3,523,566
Roblox Corp.(a)
05/01/2030	3.875%	3,976,000	3,782,851
Total			49,823,150
Metals and Mining 2.9%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	1,826,000	1,829,844
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,103,175
10/01/2031	5.125%	4,832,000	4,716,092
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,552,057
04/15/2029	3.750%	12,685,000	11,676,391
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	2,633,000	2,565,204
04/01/2029	6.125%	11,985,000	12,286,955
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	6,966,000	6,288,705
Novelis Corp.(a)
11/15/2026	3.250%	2,314,000	2,208,571
01/30/2030	4.750%	2,560,000	2,500,274
08/15/2031	3.875%	1,421,000	1,309,238
Total			49,036,506

6	Columbia High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.6%
Cheniere Energy Partners LP
03/01/2031	4.000%	2,174,000	2,141,959
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	7,466,000	7,017,786
Cheniere Energy, Inc.
10/15/2028	4.625%	3,343,000	3,415,736
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	3,461,763
DCP Midstream Operating LP
07/15/2027	5.625%	1,827,000	1,957,784
04/01/2044	5.600%	4,002,000	4,394,959
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	4,004,704
EQM Midstream Partners LP(a)
07/01/2025	6.000%	3,259,000	3,323,229
07/01/2027	6.500%	2,315,000	2,422,865
01/15/2029	4.500%	2,593,000	2,421,140
01/15/2031	4.750%	12,423,000	11,677,854
EQM Midstream Partners LP
07/15/2048	6.500%	2,376,000	2,317,339
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	4,181,000	4,009,603
NuStar Logistics LP
10/01/2025	5.750%	1,639,000	1,704,938
06/01/2026	6.000%	2,535,000	2,574,570
04/28/2027	5.625%	6,524,000	6,535,835
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,518,000	5,502,058
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	1,928,000	2,042,322
02/01/2031	4.875%	2,000,000	2,058,857
01/15/2032	4.000%	702,000	692,665
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,118,000	4,979,006
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,804,514
08/15/2031	4.125%	7,668,000	7,592,767
11/01/2033	3.875%	4,167,000	4,012,579
Total			95,066,832
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	1,942,000	2,000,430
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,604,000	1,535,425
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	11,553,413	11,273,260
Total			14,809,115
Other REIT 1.7%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,756,000	4,518,366
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	4,359,000	4,368,724
02/01/2027	4.250%	2,309,000	2,266,475
06/15/2029	4.750%	6,958,000	6,743,894
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,852,000	2,903,609
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,776,000	2,677,221
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,854,511
09/15/2029	4.000%	899,000	844,602
Service Properties Trust
03/15/2024	4.650%	1,517,000	1,489,558
10/01/2024	4.350%	704,000	678,464
Total			28,345,424
Packaging 1.8%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,374,000	6,914,543
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,315,253
08/15/2026	4.125%	2,762,000	2,679,082
08/15/2027	5.250%	4,499,000	4,274,083
08/15/2027	5.250%	1,424,000	1,348,435
BWAY Holding Co.(a)
04/15/2024	5.500%	4,416,000	4,399,224
Canpack SA/US LLC(a)
11/15/2029	3.875%	6,176,000	5,725,447
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,473,929
Total			31,129,996
Pharmaceuticals 2.6%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	4,545,000	4,590,997
04/01/2026	9.250%	6,213,000	6,428,535
01/31/2027	8.500%	835,000	845,537
02/01/2027	6.125%	3,105,000	3,130,348
01/15/2028	7.000%	949,000	868,707
06/01/2028	4.875%	1,331,000	1,279,938
02/15/2029	6.250%	2,412,000	2,055,388

Columbia High Yield Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,135,000	1,106,709
06/30/2028	6.000%	1,684,000	1,114,592
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,601,000	2,452,514
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,972,890
Organon Finance 1 LLC(a)
04/30/2028	4.125%	8,273,000	8,122,678
04/30/2031	5.125%	6,155,000	6,147,608
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,818,000	3,823,295
Total			43,939,736
Property & Casualty 2.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,512,971
10/15/2027	6.750%	6,770,000	6,622,128
11/01/2029	5.875%	2,548,000	2,407,966
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,448,000	3,172,703
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,070,000	5,660,597
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,258,931
HUB International Ltd.(a)
05/01/2026	7.000%	5,080,000	5,139,824
12/01/2029	5.625%	4,780,000	4,558,836
MGIC Investment Corp.
08/15/2028	5.250%	460,000	465,691
Radian Group, Inc.
03/15/2025	6.625%	179,000	191,687
03/15/2027	4.875%	1,061,000	1,095,723
USI, Inc.(a)
05/01/2025	6.875%	2,804,000	2,818,582
Total			35,905,639
Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,330,297
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	4,901,000	4,665,121
IRB Holding Corp.(a)
06/15/2025	7.000%	2,261,000	2,363,810
02/15/2026	6.750%	6,967,000	7,008,844
Yum! Brands, Inc.(a)
04/01/2025	7.750%	436,000	454,460
Total			16,822,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.2%
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	1,087,000	1,060,490
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,061,243
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	769,000	741,484
L Brands, Inc.
02/01/2028	5.250%	1,472,000	1,533,026
11/01/2035	6.875%	5,027,000	5,557,715
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	4,393,000	4,181,417
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	849,768
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,647,000	3,636,620
02/15/2029	7.750%	902,000	948,023
Total			19,569,786
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,874,000	1,986,034
02/15/2028	5.875%	1,043,000	1,083,322
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,021,000	3,036,793
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	781,849
Total			6,887,998
Technology 5.7%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	4,002,000	3,793,238
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	928,625
03/01/2026	9.125%	546,000	565,873
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,159,399
CDK Global, Inc.
06/01/2027	4.875%	2,037,000	2,087,638
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	2,209,000	2,086,639
07/01/2029	4.875%	4,884,000	4,597,346
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,596,000	2,498,156
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	1,496,000	1,445,012

8	Columbia High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Everi Holdings, Inc.(a)
07/15/2029	5.000%	473,000	463,721
Gartner, Inc.(a)
07/01/2028	4.500%	2,740,000	2,774,501
06/15/2029	3.625%	1,678,000	1,630,086
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,272,087
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,966,019
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	3,709,000	3,656,779
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,196,000	1,194,786
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	7,861,000	7,483,474
Microchip Technology, Inc.
09/01/2025	4.250%	2,608,000	2,670,870
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	6,388,623
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,916,000	1,853,745
07/15/2029	4.500%	2,215,000	1,991,658
10/01/2030	5.875%	1,217,000	1,179,068
07/15/2031	4.750%	2,772,000	2,477,503
Plantronics, Inc.(a)
03/01/2029	4.750%	9,854,000	8,766,276
PTC, Inc.(a)
02/15/2025	3.625%	723,000	719,460
02/15/2028	4.000%	1,043,000	1,019,729
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	696,000	785,187
09/01/2025	7.375%	832,000	862,494
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,630,000	2,615,754
Square, Inc.(a)
06/01/2031	3.500%	1,724,000	1,619,421
Switch Ltd.(a)
09/15/2028	3.750%	1,314,000	1,247,552
06/15/2029	4.125%	4,333,000	4,146,256
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,480,357
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,703,344
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	7,607,000	7,216,460
Total			97,347,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 3.9%
Altice France Holding SA(a)
05/15/2027	10.500%	4,123,000	4,317,307
02/15/2028	6.000%	12,997,000	11,490,962
Altice France SA(a)
02/01/2027	8.125%	3,670,000	3,865,627
07/15/2029	5.125%	6,266,000	5,670,730
10/15/2029	5.500%	1,785,000	1,634,950
Sprint Capital Corp.
11/15/2028	6.875%	8,231,000	9,765,033
T-Mobile USA, Inc.
02/15/2026	2.250%	1,153,000	1,112,015
02/01/2028	4.750%	3,381,000	3,494,618
02/15/2029	2.625%	4,715,000	4,433,952
02/15/2031	2.875%	2,619,000	2,460,603
04/15/2031	3.500%	887,000	875,450
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	5,157,000	5,077,525
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	5,094,663
07/15/2031	4.750%	6,483,000	6,213,456
Total			65,506,891
Wirelines 1.6%
CenturyLink, Inc.
04/01/2024	7.500%	7,238,000	7,601,581
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,571,000	2,392,337
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,746,000	2,608,405
03/01/2028	6.125%	3,961,000	3,678,331
Iliad Holding SAS(a)
10/15/2026	6.500%	5,021,000	5,018,483
10/15/2028	7.000%	6,316,000	6,309,952
Total			27,609,089
Total Corporate Bonds & Notes (Cost $1,582,636,370)			1,552,302,662

Exchange-Traded Fixed Income Funds 0.8%
	Shares	Value ($)
High Yield 0.8%
iShares Broad USD High Yield Corporate Bond ETF	370,000	14,637,200
Total Exchange-Traded Fixed Income Funds (Cost $15,104,150)		14,637,200

Columbia High Yield Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Foreign Government Obligations(d) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	4,174,000	4,212,123
05/15/2029	4.250%	1,218,000	1,142,973
Total			5,355,096
Total Foreign Government Obligations (Cost $5,376,137)			5,355,096

Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.959%	5,891,818	5,127,709
8th Avenue Food & Provisions, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.959%	3,441,442	3,114,505
Total			8,242,214
Consumer Products 0.3%
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	5,479,000	5,314,630
Food and Beverage 0.1%
BellRing Brands LLC(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	2,019,290	2,012,565
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	2,952,947	2,923,417
Media and Entertainment 0.2%
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	3,978,757	3,968,810
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.4%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	3.500%	1,747,800	1,736,003
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	3,171,000	3,126,891
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	1,886,000	1,878,927
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.209%	2,702,000	2,691,192
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	1,039,000	1,057,702
Loyalty Ventures, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	2,767,000	2,728,954
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	2,484,319	2,470,853
UKG, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	1,902,848	1,888,577
3-month USD LIBOR + 3.750% 05/04/2026	3.959%	1,849,430	1,834,487
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	3,669,000	3,650,068
Total			23,063,654
Total Senior Loans (Cost $46,556,766)			45,525,290

10	Columbia High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2022 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(h),(i)	36,735,837	36,724,816
Total Money Market Funds (Cost $36,731,609)		36,724,816
Total Investments in Securities (Cost: $1,698,363,631)		1,666,071,220
Other Assets & Liabilities, Net		26,901,362
Net Assets		1,692,972,582
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $1,255,099,654, which represents 74.14% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security purchased on a forward commitment basis.
(f)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	51,310,701	428,227,475	(442,809,333)	(4,027)	36,724,816	(1,791)	23,773	36,735,837
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | Third Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT160_05_M01_(04/22)